UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND

(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600

Denver, CO 80202

(Address of principal executive offices)(zip code)

Christopher J. Marsico

The Marsico Investment Fund

1200 17th Street, Suite 1600

Denver, CO 80202

(Name and address of agent for service)

Copies to:

Sander M. Bieber, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments

The Marsico Investment Fund

Schedule of Investments

December 31, 2006 (Unaudited)

Marsico Focus Fund

SCHEDULE OF INVESTMENTS

December 31, 2006

(Unaudited)

Number	Market	Percent
of	Value	of Net
Shares	in Dollars	Assets

COMMON STOCKS

Aerospace/Defense
General Dynamics Corporation	1,050,729	$78,121,701	1.58%
Lockheed Martin Corporation	1,603,360	147,621,355	2.98
		225,743,056	4.56
Aerospace/Defense - Equipment
United Technologies Corporation	633,821	39,626,489	0.80
Agricultural Chemicals
Monsanto Company	3,181,045	167,100,294	3.38
Automotive - Cars/Light Trucks
Toyota Motor Corporation Spon. ADR	1,874,233	251,728,234	5.09
Beverages - Non-Alcoholic
PepsiCo, Inc.	2,105,853	131,721,105	2.66
Building - Residential/Commercial
Lennar Corporation - Class A	1,771,640	92,940,234	1.88
Cable TV
Comcast Corporation - Class A*	5,010,175	212,080,708	4.29

Casino Hotels
Las Vegas Sands Corp.*	2,086,130	186,666,912	3.77
MGM MIRAGE*	3,023,668	173,407,360	3.50
Wynn Resorts Ltd.	1,633,932	153,344,518	3.10
		513,418,790	10.37
Commercial Banks - Non-U.S.
Industrial and Commercial Bank of China – Class H*	325,509,000	202,964,485	4.10
Cosmetics & Toiletries
The Procter & Gamble Company	3,156,641	202,877,317	4.10
Finance - Investment Banker/Broker
Citigroup, Inc.	1,630,637	90,826,481	1.83
The Goldman Sachs Group, Inc.	1,432,175	285,504,087	5.77
Lehman Brothers Holdings, Inc.	2,081,690	162,621,623	3.29
UBS AG	2,440,974	147,263,961	2.98
		686,216,152	13.87
Hotels & Motels
Four Seasons Hotels, Inc.	825,883	67,714,147	1.37
Medical - Biomedical/Genetic
Genentech, Inc.*	3,063,682	248,556,521	5.02
Genzyme Corporation*	1,263,750	77,821,725	1.57
		326,378,246	6.59
Medical - HMO
UnitedHealth Group, Inc.	7,426,413	399,021,171	8.06
Networking Products
Cisco Systems, Inc.*	6,334,007	173,108,411	3.50
Oil - Field Services
Schlumberger Ltd.	1,892,577	119,535,163	2.42
REITs - Warehouse/Industrial
ProLogis	1,151,497	69,976,473	1.41

Retail - Building Products
Lowe's Companies, Inc.	5,125,498	159,659,263	3.23
Retail - Discount
Target Corporation	1,540,220	87,869,551	1.78
Retail - Restaurants
Starbucks Corporation*	3,189,216	112,962,031	2.28
Super-Regional Banks - U.S.
Wells Fargo & Company	3,806,954	135,375,284	2.74
Transportation - Rail
Burlington Northern Santa Fe Corporation	2,738,545	202,132,006	4.09
Transportation - Services
FedEx Corporation	1,753,268	190,439,970	3.85
Total Common Stocks
(Cost $3,508,893,367)		4,770,588,580	96.42

SHORT-TERM INVESTMENTS

SSgA Prime Money Market Fund, 5.20%	185,997,564	185,997,564	3.76
SSgA Money Market Funds, 4.94%	1	1	0.00
Total Short-Term Investments
(Cost $185,997,565)		185,997,565	3.76

Total Investments
(Cost $3,694,890,932)		4,956,586,145	100.18
Liabilities Less Cash and Other Assets		(9,150,490)	(0.18)

NET ASSETS		$4,947,435,655	100.00%

*Non-income producing

See accompanying notes to Schedule of Investments

Marsico GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 2006

(Unaudited)

Number	Market	Percent
of	Value	of Net
Shares	in Dollars	Assets

COMMON STOCKS

Aerospace/Defense
The Boeing Company	591,242	$52,525,939	1.93%
General Dynamics Corporation	1,095,705	81,465,667	3.00
Lockheed Martin Corporation	896,229	82,515,804	3.04
		216,507,410	7.97
Aerospace/Defense - Equipment
United Technologies Corporation	670,120	41,895,902	1.54
Agricultural Chemicals
Monsanto Company	1,348,604	70,842,168	2.61
Automotive - Cars/Light Trucks
Toyota Motor Corporation Spon. ADR	675,979	90,790,739	3.34
Beverages - Non-Alcoholic
PepsiCo, Inc.	188,086	11,764,779	0.43
Brewery
Heineken N.V. ADR	1,648,573	38,906,323	1.43
Building - Residential/Commercial
KB Home	536,089	27,490,644	1.01
Lennar Corporation - Class A	478,490	25,101,585	0.93
		52,592,229	1.94
Cable TV
Comcast Corporation - Class A*	2,834,281	119,975,115	4.42
Casino Hotels
Las Vegas Sands Corp.*	852,306	76,264,341	2.81
MGM MIRAGE*	1,243,503	71,314,897	2.63
Station Casinos, Inc.	322,311	26,323,139	0.97
Wynn Resorts Ltd.	791,390	74,271,952	2.73
		248,174,329	9.14

Cellular Telecommunications
America Movil S.A. de C.V. ADR	941,379	42,569,158	1.57
China Mobile Ltd.	3,224,000	27,915,663	1.03
		70,484,821	2.60
Commercial Banks - Non-U.S.
China Merchants Bank Co., Ltd. – Class H*	2,676,500	5,670,740	0.21
Industrial and Commercial Bank of China – Class H*	115,923,000	72,281,418	2.66
		77,952,158	2.87
Cosmetics & Toiletries
The Procter & Gamble Company	1,728,916	111,117,431	4.09
Electronic Components - Semiconductors
Intel Corporation	1,217,102	24,646,316	0.91
Finance - Investment Banker/Broker
Citigroup, Inc.	110,181	6,137,082	0.23
The Goldman Sachs Group, Inc.	769,270	153,353,975	5.65
Lehman Brothers Holdings, Inc.	1,152,532	90,035,800	3.31
UBS AG	1,341,498	80,932,574	2.98
		330,459,431	12.17
Hotels & Motels
Four Seasons Hotels, Inc.	336,417	27,582,830	1.01
Independent Power Producer
NRG Energy, Inc.*	237,905	13,325,059	0.49
Industrial Gases
Praxair, Inc.	428,503	25,423,083	0.94
Medical - Biomedical/Genetic
Genentech, Inc.*	1,561,111	126,652,935	4.67
Genzyme Corporation*	609,489	37,532,333	1.38
		164,185,268	6.05
Medical - HMO
UnitedHealth Group, Inc.	3,829,424	205,754,952	7.58
Networking Products
Cisco Systems, Inc.*	2,394,869	65,451,770	2.41
Oil - Field Services
Schlumberger Ltd.	933,092	58,934,091	2.17

Real Estate Management/Services
CB Richard Ellis Group, Inc. - Class A	242,588	8,053,922	0.30
Real Estate Operating/Development
The St. Joe Company	317,602	17,013,939	0.63
REITs - Mortgage
KKR Financial Corporation	436,404	11,691,263	0.43
Retail - Apparel/Shoe
Nordstrom, Inc.	256,256	12,643,671	0.46
Retail - Building Products
Lowe's Companies, Inc.	2,237,315	69,692,362	2.57
Retail - Discount
Target Corporation	895,709	51,100,198	1.88
Retail - Regional Department Stores
Federated Department Stores, Inc.	788,737	30,074,542	1.11
Retail - Restaurants
Starbucks Corporation*	1,140,379	40,392,224	1.49
Yum! Brands, Inc.	930,820	54,732,216	2.01
		95,124,440	3.50
Super-Regional Banks - U.S.
Wells Fargo & Company	2,118,888	75,347,657	2.77
Therapeutics
Amylin Pharmaceuticals, Inc.*	866,156	31,242,247	1.15
Transportation - Rail
Burlington Northern Santa Fe Corporation	1,301,365	96,053,751	3.53
Union Pacific Corporation	639,856	58,879,549	2.17
		154,933,300	5.70
Transportation - Services
FedEx Corporation	771,300	83,778,606	3.08
Total Common Stocks
(Cost $2,077,460,950)		2,707,462,351	99.69

SHORT-TERM INVESTMENTS

SSgA Prime Money Market Fund, 5.20%	8,780,604	8,780,604	0.32
SSgA Money Market Funds, 4.94%	1	1	0.00
Total Short-Term Investments
(Cost $8,780,605)		8,780,605	0.32
Total Investments
(Cost $2,086,241,555)		2,716,242,956	100.01
Liabilities Less Cash and Other Assets		(310,184)	(0.01)
NET ASSETS		$2,715,932,772	100.00%

*Non-income producing

See accompanying notes to Schedule of Investments

Marsico 21st Century Fund

SCHEDULE OF INVESTMENTS

December 31, 2006

(Unaudited)

Number	Market	Percent
of	Value	of Net
Shares	in Dollars	Assets

COMMON STOCKS

Aerospace/Defense
General Dynamics Corporation	390,277	$29,017,095	2.26%
Aerospace/Defense - Equipment
DRS Technologies, Inc.	422,675	22,266,519	1.74
United Technologies Corporation	397,780	24,869,206	1.94
		47,135,725	3.68
Agricultural Chemicals
Monsanto Company	717,298	37,679,664	2.94
Brewery
Heineken Holding N.V.	802,000	32,607,350	2.54
Building - Residential/Commercial
The Ryland Group, Inc.	466,273	25,467,831	1.99
Cable TV
Cablevision Systems Corporation - Class A*	837,057	23,839,383	1.86
Comcast Corporation - Class A*	865,968	36,656,425	2.86
		60,495,808	4.72
Casino Hotels
Las Vegas Sands Corp.*	652,253	58,363,598	4.55
Station Casinos, Inc.	433,492	35,403,292	2.76
Wynn Resorts Ltd.	411,790	38,646,492	3.02
		132,413,382	10.33
Commercial Banks - Non-U.S.
Banco Itau Holding Financeria S.A. ADR	674,072	24,367,703	1.90
China Merchants Bank Co., Ltd. – Class H*	12,048,500	25,527,336	1.99
Erste Bank der oesterreichischen Sparkassen AG	334,812	25,678,377	2.00
Industrial and Commercial Bank of China – Class H*	45,642,000	28,459,136	2.22
		104,032,552	8.11

Commercial Services/Finance
Moody's Corporation	440,435	30,416,441	2.37
Cosmetics & Toiletries
Bare Escentuals, Inc.*	27,544	855,792	0.07
Data Processing/Management
MasterCard, Inc. – Class A	379,958	37,422,063	2.92
Finance - Investment Banker/Broker
Citigroup, Inc.	555,236	30,926,645	2.41
Evercore Partners, Inc.*	87,743	3,233,330	0.25
The Goldman Sachs Group, Inc.	176,591	35,203,416	2.75
Jefferies Group, Inc.	664,300	17,816,526	1.39
UBS AG	581,437	35,334,764	2.76
		122,514,681	9.56
Independent Power Producer
NRG Energy, Inc.*	419,062	23,471,663	1.83
Medical - Biomedical/Genetic
Arena Pharmaceuticals, Inc.*	505,911	6,531,311	0.51
Diversa Corporation*	747,939	8,137,576	0.63
Genentech, Inc.*	205,063	16,636,761	1.30
Genzyme Corporation*	468,348	28,840,870	2.25
		60,146,518	4.69
Medical - HMO
UnitedHealth Group, Inc.	959,996	51,580,585	4.02
Miscellaneous Manufacturing
American Railcar Industries, Inc.	392,258	13,352,462	1.04
Networking Products
Cisco Systems, Inc.*	1,653,686	45,195,238	3.53
Oil - Field Services
Schlumberger Ltd.	489,944	30,944,863	2.41
Real Estate Management/Services
CB Richard Ellis Group, Inc. - Class A	1,170,009	38,844,299	3.03
Real Estate Operating/Development
The St. Joe Company	624,159	33,436,198	2.61

REITs - Mortgage
Crystal River Capital, Inc. 144A	240,411	6,137,693	0.48
KKR Financial Corporation	1,191,658	31,924,518	2.49
Redwood Trust, Inc.	107,842	6,263,463	0.49
		44,325,674	3.46
REITs - Warehouse/Industrial
ProLogis	196,460	11,938,874	0.93
Retail - Apparel/Shoe
Nordstrom, Inc.	653,540	32,245,664	2.51
Retail - Major Department Store
Saks, Inc.	2,336,988	41,645,126	3.25
Super-Regional Banks - U.S.
Wells Fargo & Company	865,363	30,772,308	2.40
Therapeutics
Amylin Pharmaceuticals, Inc.*	1,079,615	38,941,713	3.04
Transportation - Rail
Burlington Northern Santa Fe Corporation	428,591	31,634,302	2.47
Genesee & Wyoming, Inc. - Class A*	429,165	11,261,290	0.88
		42,895,592	3.35
Total Common Stocks
(Cost $1,034,491,082)		1,199,795,161	93.59

SHORT-TERM INVESTMENTS

SSgA Prime Money Market Fund, 5.20%	57,601,313	57,601,313	4.49
SSgA Money Market Funds, 4.94%	57,593,952	57,593,952	4.49
Federal Farm Credit Bank Discount Notes, 4.90%, 1/2/2007	12,100,000	12,098,353	0.95
Total Short-Term Investments
(Cost $127,293,618)		127,293,618	9.93
Total Investments
(Cost $1,161,784,700)		1,327,088,779	103.52
Liabilities Less Cash and Other Assets		(45,118,220)	(3.52)
NET ASSETS		$1,281,970,559	100.00%

*Non-income producing

See accompanying notes to Schedule of Investments

Marsico International Opportunities Fund

Schedule of Investments

December 31, 2006

(Unaudited)

Number	Market	Percent
of	Value	of Net
Shares	in Dollars	Assets

COMMON STOCKS

Advertising Services
JC Decaux S.A.	221,787	$6,347,253	0.93%
Aerospace/Defense
BAE Systems plc	2,757,968	22,990,942	3.38
Agricultural Chemicals
Syngenta AG	59,897	11,143,742	1.64
Automotive - Cars/Light Trucks
Toyota Motor Corporation	318,300	21,290,433	3.13
Beverages - Wine/Spirits
Diageo PLC	684,527	13,436,552	1.98
Building Products - Air & Heating
Daikin Industies Ltd.	233,773	8,132,601	1.20
Building Products – Cement/Aggregates
Cemex S.A. de C.V. ADR	553,148	18,740,654	2.76
Building– Residential/Commercial
Gafisa S/A*	238,681	3,568,206	0.52
Casino Hotels
Melco PBL Entertainment (Macau) Ltd. ADR*	304,640	6,476,646	0.95
Cellular Telecommunications
America Movil S.A. de C.V. ADR	501,478	22,676,835	3.34
China Mobile Ltd.	1,450,500	12,559,451	1.85
		35,236,286	5.19
Chemicals - Specialty
Lonza Group AG	142,598	12,322,995	1.81

Commercial Banks - Non-U.S.
Banca Intesa S.p.A.	1,811,750	13,990,865	2.06
Erste Bank der oesterreichischen Sparkassen AG	252,033	19,329,648	2.85
ICICI Bank Ltd. Spon. ADR	203,201	8,481,610	1.25
Industrial and Commercial Bank of China – Class H*	29,062,000	18,121,016	2.67
Mitsui Trust Holdings, Inc.	818,000	9,389,421	1.38
The Royal Bank of Scotland Group plc	341,916	13,342,574	1.96
Sanpaolo Imi S.p.A.	504,695	11,725,519	1.73
Unibanco Holdings S.A. ADR	161,080	14,973,997	2.20
		109,354,650	16.10
Distribution/Wholesale
Esprit Holdings, Ltd.	1,790,500	20,038,186	2.95
Diversified Operations
LVMH Moet Hennessy Louis Vuitton SA	124,051	13,092,095	1.93
Electronic Components - Miscellaneous
Nippon Electric Glass Co., Ltd.	296,000	6,218,226	0.92
Electronic Components - Semiconductors
Samsung Electronics Co., Ltd.	26,520	17,480,387	2.57
Electronic Measuring Instruments
Advantest Corporation	118,700	6,802,521	1.00
Engineering/R&D Services
ABB Ltd.	581,776	10,432,339	1.54
Enterprise Software/Services
SAP AG	183,720	9,763,839	1.44
Finance - Investment Banker/Broker
Macquarie Bank, Ltd.	279,327	17,403,023	2.56
UBS AG	331,062	20,119,115	2.96
		37,522,138	5.52
Finance - Other Services
Man Group PLC	1,700,131	17,401,605	2.56
Food - Miscellaneous/Diversified
Nestle S.A.	37,190	13,215,650	1.95
Food - Retail
Tesco PLC	1,679,273	13,300,033	1.96

Hotels & Motels
Shangri-La Asia Ltd.	2,763,003	7,210,954	1.06
Import/Export
Marubeni Corporation	1,671,000	8,481,022	1.25
Leisure & Recreation Products
Sega Sammy Holdings, Inc.	238,952	6,445,409	0.95
Medical - Drugs
CSL Ltd.	226,702	11,697,781	1.72
Roche Holdings AG	146,953	26,351,442	3.88
		38,049,223	5.60
Mortgage Banks
Northern Rock PLC	444,867	10,260,969	1.51
Multi-line Insurance
AXA	374,073	15,144,696	2.23
Oil - Field Services
Acergy S.A.*	383,265	7,376,155	1.09
Oil Companies - Exploration &
Production
CNOOC Ltd. ADR	72,651	6,874,964	1.01
Real Estate Operating/Development
Capitaland Ltd.	1,680,000	6,791,198	1.00
Retail - Consumer Electronics
Yamada Denki Company Ltd.	96,100	8,156,044	1.20
Retail - Drug Stores
Shoppers Drug Mart Corporation	147,814	6,349,100	0.93
Retail - Hypermarkets
Wal-Mart de Mexico, S.A. de C.V.	831,200	3,657,034	0.54

Rubber - Tires
Continental AG	187,756	21,835,350	3.21
Semiconductors
Components/Integrated Circuits
Taiwan Semiconductor Manufacturing Co., Ltd.	843,611	9,220,668	1.36

Soap & Cleaning Preparations
Reckitt Benckiser PLC	210,780	9,632,591	1.42
Steel Pipe & Tube
Vallourec S.A.	46,739	13,592,030	2.00
Transportation - Rail
Canadian National Railway Co.	141,097	6,071,404	0.89
Water
Veolia Environment	242,553	18,698,635	2.75
Wireless Equipment
Ericsson (LM) Tel-SP ADR	520,805	20,951,985	3.08

Total Common Stocks
(Cost $521,121,529)		659,107,410	97.01

SHORT-TERM INVESTMENTS

SSgA Prime Money Market Fund, 5.20%	22,281,626	22,281,626	3.28
SSgA Money Market Funds, 4.94%	1	1	0.00
Total Short-Term Investments
(Cost $22,281,627)		22,281,627	3.28

Total Investments
(Cost $543,403,156)		681,389,037	100.29
Liabilities Less Cash and Other Assets		(1,948,495)	(0.29)
NET ASSETS		$679,440,542	100.00%

*Non-income producing

See accompanying notes to Schedule of Investments

SUMMARY OF INVESTMENTS BY COUNTRY

Percent of
Country	Market Value	Investment Securities

Australia	$29,100,804	4.3%
Austria	19,329,649	2.8
Brazil	18,542,203	2.7
Canada	12,420,504	1.8
China	18,121,016	2.7
France	66,874,709	9.8
Germany	31,599,189	4.6
Hong Kong	53,160,201	7.8
India	8,481,610	1.2
Italy	25,716,384	3.8
Japan	74,915,677	11.0
Mexico	45,074,523	6.6
Norway	7,376,155	1.1
Singapore	6,791,198	1.0
South Korea	17,480,387	2.6
Sweden	20,951,985	3.1
Taiwan	9,220,668	1.4
Switzerland	93,585,282	13.7
United Kingdom	100,365,266	14.7
United States[1]	22,281,627	3.3

Total	$681,389,037	100.0%

[1] Includes short-term securities

Marsico Flexible Capital Fund

SCHEDULE OF INVESTMENTS

December 31, 2006

(Unaudited)

Number	Market	Percent
of	Value	of Net
Shares	in Dollars	Assets

Cash and Other Assets less Liabilities	$100	100.00%
NET ASSETS	$100	100.00%

Notes to Schedules of Investments

Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Marsico Capital Management in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500 Index.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Values of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

At December 31, 2006 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

International
Focus	Growth	21st Century	Opportunities
Fund	Fund	Fund	Fund

Cost of Investments	$3,721,423,613	$2,087,771,550	$1,165,029,204	$546,473,447

Gross Unrealized Appreciation	$1,270,332,926	$651,166,198	$171,154,370	$138,489,260
Gross Unrealized Depreciation	(35,170,394)	(22,694,792)	(9,094,795)	(3,573,670)

Net Unrealized Appreciation
on investments	$1,235,162,532	$628,471,406	$162,059,575	$134,915,590

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency transactions.

Item 2. Controls and Procedures

a)            The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

b)            There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s first fiscal quarter ended December 31, 2006 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)          Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

/s/ Thomas F. Marsico

Thomas F. Marsico

President

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Thomas F. Marsico

Thomas F. Marsico

President

Date: February 28, 2007

/s/ Christopher J. Marsico

Christopher J. Marsico

Vice President and Treasurer

Date: February 28, 2007